Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 3.9%
BHP Group Ltd.	697,879	$17,378,081
Rio Tinto PLC	260,458	14,092,310
Woodside Energy Group Ltd.	133,521	2,719,947
		34,190,338
BRAZIL — 1.6%
B3 SA - Brasil Bolsa Balcao	3,928,600	9,576,889
MercadoLibre, Inc.*	5,537	4,583,418
		14,160,307
CANADA — 0.6%
Shopify, Inc., Class A *	187,230	5,043,976
CHINA — 6.1%
Alibaba Group Holding Ltd.*	814,108	8,124,260
Li Auto, Inc. ADR*	135,947	3,128,140
LI Auto, Inc., Class A *	271,894	3,131,749
Meituan, Class B *	364,900	7,668,906
Ping An Insurance Group Co. of China Ltd., Class H	1,373,500	6,852,110
Prosus NV*	489,382	25,460,892
		54,366,057
DENMARK — 0.8%
Genmab A/S*	20,686	6,654,763
FRANCE — 2.6%
Adevinta ASA*	522,996	3,115,855
Pernod Ricard SA	102,123	18,734,885
Ubisoft Entertainment SA*	55,236	1,518,025
		23,368,765
GERMANY — 1.4%
adidas AG	37,631	4,326,107
Deutsche Boerse AG	48,207	7,902,417
		12,228,524
HONG KONG — 3.3%
AIA Group Ltd.	1,826,000	15,203,107
Prudential PLC	1,388,014	13,585,374
		28,788,481
INDIA — 4.0%
Housing Development Finance Corp., Ltd.	386,683	10,788,274
Reliance Industries Ltd. GDR	430,981	25,006,446
		35,794,720
IRELAND — 3.3%
CRH PLC	469,986	15,075,597
Ryanair Holdings PLC ADR*	242,252	14,152,362
		29,227,959
JAPAN — 5.6%
CyberAgent, Inc.	586,400	4,937,551
Denso Corp.	113,300	5,180,435
Hoshizaki Corp.	91,000	2,538,028
Olympus Corp.	951,500	18,304,705
Shiseido Co., Ltd.	120,900	4,237,210
SMC Corp.	19,400	7,895,226
Sysmex Corp.	126,700	6,770,372
		49,863,527
MACAU — 0.4%
Sands China Ltd.*	1,450,000	3,610,829
NETHERLANDS — 0.6%
Adyen NV*	4,402	5,490,007

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
NORWAY — 0.5%
Schibsted ASA, Class A	300,371	$4,053,225
RUSSIA — 0.0%
Sberbank of Russia PJSC ADR*(a)	1,284,860	0
VK Co., Ltd. GDR Reg S*(a)	46,619	0
		0
SINGAPORE — 0.7%
Sea Ltd. ADR*	114,772	6,432,971
SOUTH KOREA — 0.5%
Coupang, Inc.*	254,456	4,241,781
SWEDEN — 1.6%
Atlas Copco AB, B Shares	1,020,808	8,461,490
Epiroc AB, B Shares	468,368	5,905,962
		14,367,452
SWITZERLAND — 1.2%
Cie Financiere Richemont SA	91,572	8,643,978
Wizz Air Holdings PLC*	121,820	2,119,036
		10,763,014
TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	932,000	12,354,026
UNITED KINGDOM — 0.5%
Farfetch Ltd., Class A *	618,940	4,611,103
UNITED STATES — 57.7%
ABIOMED, Inc.*	22,302	5,478,709
Adobe, Inc.*	18,640	5,129,728
Albemarle Corp.	61,509	16,265,440
Alnylam Pharmaceuticals, Inc.*	82,686	16,550,430
Alphabet, Inc., Class C *	254,720	24,491,328
Amazon.com, Inc.*	164,480	18,586,240
Analog Devices, Inc.	56,850	7,921,479
Arthur J Gallagher & Co.	141,798	24,278,654
Axon Enterprise, Inc.*	43,247	5,005,840
Booking Holdings, Inc.*	6,224	10,227,339
Broadridge Financial Solutions, Inc.	75,142	10,844,493
CBRE Group, Inc., Class A *	127,793	8,627,305
Certara, Inc.*	229,205	3,043,842
Charles Schwab Corp. (The)	185,645	13,342,306
Chegg, Inc.*	112,388	2,368,015
Chewy, Inc., Class A *	192,912	5,926,257
Cloudflare, Inc., Class A *	92,770	5,131,109
CoStar Group, Inc.*	118,998	8,288,211
Datadog, Inc., Class A *	61,782	5,485,006
DoorDash, Inc., Class A *	80,739	3,992,544
Elevance Health, Inc.	82,826	37,622,882
Estee Lauder Cos., Inc. (The), Class A	54,406	11,746,255
Exact Sciences Corp.*	47,734	1,550,878
Howard Hughes Corp. (The)*	64,678	3,582,514
IAC, Inc.*	34,816	1,928,110
Illumina, Inc.*	36,444	6,953,151
Markel Corp.*	7,387	8,009,133
Martin Marietta Materials, Inc.	82,398	26,539,572
Mastercard, Inc., Class A	55,491	15,778,311
Meta Platforms, Inc., Class A *	50,857	6,900,278
Microsoft Corp.	114,753	26,725,974
Moderna, Inc.*	80,650	9,536,863
Moody’s Corp.	97,795	23,774,943
Netflix, Inc.*	16,385	3,857,684
Novocure Ltd.*	72,182	5,484,388

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
Oscar Health, Inc., Class A *	413,577	$2,063,749
Royalty Pharma PLC, Class A	372,684	14,974,443
S&P Global, Inc.	33,465	10,218,538
Service Corp. International	365,021	21,076,313
SiteOne Landscape Supply, Inc.*	54,942	5,721,660
Snowflake, Inc., Class A *	30,866	5,245,985
Spotify Technology SA*	21,691	1,871,933
STAAR Surgical Co.*	53,463	3,771,815
Teradyne, Inc.	120,446	9,051,517
Tesla, Inc.*	56,196	14,905,989
Thermo Fisher Scientific, Inc.	27,475	13,935,045
Trade Desk, Inc. (The), Class A *	195,480	11,679,930
Twilio, Inc., Class A *	52,045	3,598,391
Wayfair, Inc., Class A *	44,513	1,448,898
		510,539,417
TOTAL INVESTMENTS — 98.3% (cost $805,107,906)		$870,151,242
Other assets less liabilities — 1.7%		14,833,455
NET ASSETS — 100.0%		$884,984,697

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. At September 30, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$562,310,057	$307,841,185	$0	$870,151,242
Total	$562,310,057	$307,841,185	$0	$870,151,242

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$2,979,897
Purchases	—
Sales	(1,542,042)
Realized gain (loss)	(5,176,244)
Change in unrealized gain (loss)	(6,315,645)
Transfers into Level 3	10,054,034
Transfers out of Level 3	—
Balance at September 30, 2022	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2022	$(3,669,249)

$10,054,034 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to September 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Sberbank of Russia PJSC

VK Co., Ltd.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.